Permanent Portfolio
PERMANENT PORTFOLIO
Investment Objective
The Permanent Portfolio seeks to preserve and increase the purchasing power value of its shares over the long term.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Permanent Portfolio
Maximum account start-up fee (one-time)	35.00

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Permanent Portfolio
Management fees		0.76%
Other operating expenses
Total annual operating expenses		0.76%
Fee waiver	[1]	(0.05%)
Total annual operating expenses after fee waiver		0.71%
[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated March 9, 2012, effective through June 1, 2013, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio's average daily net assets in excess of $6 billion up to $8 billion, .6600% of the Portfolio's average daily net assets in excess of $8 billion up to $10 billion, .6400% of the Portfolio's average daily net assets in excess of $10 billion up to $15 billion, .6200% of the Portfolio's average daily net assets in excess of $15 billion up to $25 billion and .6000% of the Portfolio's average daily net assets in excess of $25 billion. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Permanent Portfolio	108	273	453	974

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8.87% of the average value of its portfolio.
Principal Investment Strategies

           In pursuit of its investment objective, the Portfolio invests a fixed “Target Percentage” of its net assets in each of the following investment categories:

Investment Category	Target Percentage

Gold	20%
Silver	5%
Swiss franc assets	10%
Stocks of U.S. and foreign real estate and natural resource companies	15%
Aggressive growth stocks	15%
Dollar assets	35%
Total	100%

           Investments may include gold and silver bullion and bullion-type coins; Swiss franc denominated demand deposits and highly rated bonds and other securities of the federal government of Switzerland of any maturity; stocks of U.S. and foreign companies whose assets consist primarily of real estate (such as timberland, ranching and farm land, raw land, land with improvements and structures and real estate investment trusts) and natural resources (such as companies involved directly or indirectly in exploring, mining, refining, processing, transporting, fabricating and dealing in oil, gas, coal, precious and non-precious minerals); stock warrants and stocks of U.S. companies that are expected to have a higher price volatility than the stock market as a whole, including stocks of companies in technology industries, companies developing or exploiting new products or services and companies whose shares are valued primarily for potential growth in earnings, dividends or asset values rather than current income; U.S. Treasury securities; and short-term corporate bonds rated “A” or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), and having a remaining maturity of twenty-four months or less.

           The Portfolio may invest in shares of companies of any market capitalization, including small-, mid-, and large-capitalization companies; however, at least 60% of its investment in aggressive growth stocks will ordinarily be in securities listed on the New York Stock Exchange. The Portfolio may own investments issued by foreign banks and governments and may own stock in foreign companies or investments held outside the United States, including emerging markets.

           Because investment prices are constantly changing, the Portfolio’s holdings are not expected to match exactly the Target Percentages. Ordinarily, whenever the Portfolio’s holdings in an investment category deviate from the category’s Target Percentage by more than one-tenth of the Target Percentage, the Portfolio will buy or sell investments to correct the discrepancy (unless it is corrected by changes in market prices) and will do so within thirty days. However, the Portfolio’s investment adviser may delay making portfolio adjustments if in its view, circumstances, including a disorderly market, make it desirable to do so. The investment adviser does not attempt to anticipate short-term changes in the general price level of any investment category.

Principal Investment Risks
           An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. Even if the Portfolio does achieve its investment objective over the long term, it is subject to the risk of suffering substantial short-term losses from time to time, because investment prices generally respond to changes in the pattern of inflation with lags and delays that are impossible to foresee. The principal risks of investing in the Portfolio include:
  Market risk — prices of the investments held by the Portfolio will fluctuate sometimes rapidly and unexpectedly. These fluctuations may cause the price of an investment to decline for short- or long-term periods and cause the investment to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time. Investments in each of the Portfolio’s investment categories may decline in value due to factors affecting the gold and silver markets, individual issuers, securities markets generally or particular industries or sectors within the securities markets. Certain unanticipated events, such as natural disasters, terrorism, war and other geopolitical events, can also have a dramatic adverse effect on the investments held by the Portfolio. Changes in market conditions may not have the same impact on all investment categories.
  Risks of investments in gold and silver — gold and silver generate no interest or dividends, and the return from investments in gold and silver will be derived solely from the gains and losses realized by the Portfolio upon sale. Prices of gold and silver may fluctuate, sharply or gradually, and over short or long periods of time. The prices of gold and silver may be significantly affected by factors such as changes in inflation or expectations regarding inflation in various countries, the availability of supplies and demand, changes in industrial and commercial demand, developments in the gold and silver mining industries, gold and silver sales by governments, central banks or international institutions, investment speculation, hedging activity by producers, currency exchange rates, interest rates, and monetary and other economic policies of various governments. In addition, because the majority of the world’s supply of gold and silver is concentrated in a few countries, the Portfolio’s investments may be particularly susceptible to political, economic and environmental conditions and events in those countries. The gold and silver bullion and bullion-type coins held by the Portfolio’s custodian or any subcustodian on behalf of the Portfolio could be lost, damaged, stolen or destroyed. Access to the Portfolio’s gold and silver holdings could also be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). The custodian or any subcustodian’s procedures may not prevent the deposit of gold or silver on behalf of the Portfolio that fails to meet the purity standards agreed to at the time of purchase. If the Portfolio purchases gold or silver of inferior quality, the Portfolio may not be able to recover damages from the seller or any other third party. Any of these events may adversely affect the Portfolio and consequently, an investment in the shares of the Portfolio. The Portfolio does not separately insure its gold and silver holdings and the responsibility of the Portfolio’s custodian and any subcustodian for loss, damage or destruction of the Portfolio’s gold and silver holdings is limited under the agreements governing the custody and subcustody arrangements. For example, any losses due to acts beyond the control of the custodian or any subcustodian such as acts of God, strikes, lockouts, riots, acts of war, epidemics, governmental regulations imposed after the fact, fire, communication line failures, power failures, earthquakes or other disasters will be sustained by the Portfolio. In addition, if the Portfolio’s gold and silver bullion and bullion-type coins are lost, damaged, stolen or destroyed under circumstances rendering the custodian, any subcustodian or any other third party liable to the Portfolio (or the custodian or any subcustodian), the responsible party may not have the financial resources (including liability insurance coverage) sufficient to satisfy such claim. Consequently, the value of the Portfolio’s shares may be adversely affected by loss, damage or destruction to the bullion and bullion-type coins for which the Portfolio may not be reimbursed. When holding bullion, the Portfolio may encounter higher custody and other costs than those normally associated with ownership of securities. Any gains realized upon the sale of bullion or bullion-type coins will not count towards the requirement in the Internal Revenue Code of 1986, as amended (“Code”), that at least 90% of the Portfolio’s gross income in each taxable year be derived from gains on the sale of securities and certain other permitted sources. If the Portfolio is not able to satisfy this or other requirements under the Code for any taxable year, the Portfolio would become subject to corporate federal income tax for that year on all of its taxable income and recognized gains.
  Risks of investments in Swiss franc assets — the Swiss franc is subject to the risk that inflation will decrease in the United States, or rise in Switzerland. Swiss government bonds are subject to some risk of default, and their credit quality is not rated by some U.S. rating agencies. The Portfolio may also be significantly affected by other economic, monetary or political developments in Switzerland. Due to a number of market influences, yields on Swiss franc denominated deposits, as of the date of this Prospectus, are currently near historical lows.
  Risks of investments in real estate and natural resource companies — investments in real estate and natural resource companies are subject to both market risk and capitalization risk. Any decline in the general level of prices of oil, minerals or real estate would be expected to have an adverse impact on these stocks. The prices of these stocks are particularly vulnerable to decline in the event of deflationary economic conditions.
  Risks of investments in aggressive growth stocks — investments in aggressive growth stocks are subject to both market risk and capitalization risk. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining.
  Risks of investments in dollar assets — investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of U.S. Treasury securities and short-term corporate bonds fall when prevailing interest rates rise and such declines tend to be greater among securities with longer maturities. If interest rates fall, it is possible that issuers of callable debt securities held by the Portfolio will call or prepay their securities before their maturity dates. In this event, the proceeds of the called securities would most likely be reinvested in securities bearing the new, lower interest rates, resulting in a possible decline in the Portfolio’s income and distributions to shareholders. Investments in short-term corporate bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments.
  Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with investing in U.S. securities. The risks of investing in securities of foreign issuers can include, among others: unfavorable differences in liquidity and volatility; less developed or less efficient trading markets; less stringent accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition; social, political or economic instability; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment); and settlement, custodial or other operational risks. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, foreign markets can perform differently than the U.S. market. Investing in emerging (less developed) markets may involve higher levels of each of these risks. In particular, securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.
  Capitalization risk — investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-or mid-capitalization stocks are out of favor.
  Security selection risk — securities selected for the Portfolio may perform differently than expected.
  Risks of in-kind redemptions — to avoid liability for corporate federal income tax, the Portfolio may require redeeming shareholders to accept readily tradable gold or silver bullion or coins from the Portfolio’s holdings in complete or partial payment of redemptions, if it can satisfy a federal tax law provision that permits it to do so without recognizing gain.

Performance
           The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
Permanent Portfolio Annual Total Returns Years Ended December 31

           The year-to-date return through the calendar quarter ended March 31, 2012 was 5.75%.

           Highest/lowest quarterly return during the period shown:

Highest                                            11.48% (calendar quarter ended September 30, 2009).
Lowest -6.86% (calendar quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Permanent Portfolio Permanent Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	2.13%	8.38%	10.94%
Return After Taxes on Distributions	1.86%	8.13%	10.62%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.67%	7.17%	9.63%
Citigroup 3-Month U.S. Treasury Bill Index	0.08%	1.36%	1.85%
Standard & Poor's 500 Composite Stock Index	2.11%	(0.25%)	2.92%

Indexes reflect no deductions for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).